Basis of Presentation and Significant Accounting Policies - Schedule of Reclassification of Previously Reported Current Deferred Income Taxes and Non-Current Deferred Income Taxes (Detail)
$ in Thousands
Mar. 31, 2015 USD ($)
New Accounting Pronouncement, Early Adoption [Line Items]
Non-current deferred income taxes, as reclassified	$ 16,356
Prior Years [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Current deferred income taxes, as reclassified	8,052
Non-current deferred income taxes, as reclassified	8,304
Change in Accounting Policy [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Current deferred income taxes, as reclassified	(8,052)
Non-current deferred income taxes, as reclassified	$ 8,052